As filed with the Securities and Exchange Commission on April 7, 2005

File Nos. 333-68270 and 811-10475

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.______	[ ]
Post-Effective Amendment No. 12	[ X ]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 13	[ X ]

COUNTRY MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1705 Towanda Avenue, Bloomington, Illinois    61702

(Address of Principal Executive Offices)    (Zip Code)

Registrant's Telephone Number, including Area Code: (309) 557-2455

Virginia Eves, Esq.
Office of the General Counsel
1701 Towanda Ave.
Bloomington, Illinois 61702
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b).
[ X ]	on April 30, 2005 pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on ____________ pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on ____________ pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 11 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on February 8, 2005 and pursuant to Rule 485(a)(1) would have become effective sixty days after filing, on April 9, 2005.

This Post-Effective Amendment No. 12 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 30, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 12 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of Rule 485(b) under the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 12 to the Registration Statement under the Securities Act of 1933 and Post-Effective Amendment No. 13 to the Registration Statement under the Investment Company Act of 1940 to be signed on its behalf by the undersigned, duly authorized, in the City of Bloomington and the State of Illinois on this 7th day of April, 2005.

COUNTRY MUTUAL FUNDS TRUST

By:
/s/ Philip T. Nelson__________________
Name:    Philip T. Nelson
Title:    President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Philip T. Nelson	President (Principal Executive Officer & Trustee)	April 7, 2005
Philip T. Nelson

/s/ William J. Hanfland*	Treasurer (Principal Financial & Accounting Officer)	April 7, 2005
William J. Hanfland

/s/ Nancy J. Erickson*	Trustee	April 7, 2005
Nancy J. Erickson

/s/ Ailene Miller*	Trustee	April 7, 2005
Ailene Miller

/s/ Charlot R. Cole*	Trustee	April 7, 2005
Charlot R. Cole

/s/ Robert L. Phelps*	Trustee	April 7, 2005
Robert L. Phelps

/s/ Roger D. Grace*	Trustee	April 7, 2005
Roger D. Grace

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/s/ David A. Downs*	Trustee	April 7, 2005
David A. Downs

/s/ Robert W. Weldon*	Trustee	April 7, 2005
Robert W. Weldon

*By /s/ Paul M. Harmon
Paul M. Harmon
Attorney-in-fact pursuant to Power of Attorney, incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001 and Powers of Attorney incorporated by reference to Post-Effective Amendment No. 6 to Registrant’s Registration statement filed electronically on September 10, 2003.

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